Pensions and other post-retirement benefit obligations - Schedule of key actuarial assumptions (Details)	Sep. 30, 2022	Mar. 31, 2022
UK
Disclosure of defined benefit plans [line items]
Discount rate – UK past service	5.35%	2.78%
Rate of increase in RPI – UK past service	3.50%	3.60%
US
Disclosure of defined benefit plans [line items]
Discount rate – US	5.35%	3.65%